Stockholders' Deficit (Quarterly) (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Share Based Compensation Equity Plan [Member]	Mar. 31, 2014 Share Based Compensation Equity Plan [Member]	Dec. 31, 2013 Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option One [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Two [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Three [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Four [Member] Share Based Compensation Equity Plan [Member]	Mar. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Mar. 31, 2014 Blank Check Preferred Stock [Member]	Dec. 31, 2013 Blank Check Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]	May 31, 2013 Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000								1,000,000	1,000,000	9,000,000	9,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001	$ 0.001								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	12,513,466		11,801,257	8,442,500
Common stock, shares outstanding	12,513,466		11,801,257	8,442,500
Preferred stock conversion rate												$ 0.50	$ 0.50
Debt conversion, shares issued	100,000																1,696,834
Value of shares issued in satisfaction of promissory notes	125,000
Debt conversion, principal converted	37,500																512,500
Debt conversion, related party	12,500
Accounts payable eliminated	25,262
Issuance of stock in satisfaction of accounts payable, shares	20,209															56,571
Common stock issued for payment of accounts payable	19,985		56,571													56,571
Proceeds from sale of common stock pursuant to subscription agreement	740,000		130,000
Shares issued pursuant to subscription agreements	592,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted, shares					1,000,000			250,000	250,000	250,000	250,000
Options granted, exercise price								$ 2.00	$ 3.00	$ 4.00	$ 5.00
Options granted, period								10 years	10 years	10 years	10 years
Number of shares reserved for issuance under the "2013 Plan"					4,000,000	4,000,000
Stock-based compensation expense	53,348		82,394
Unrecognized compensation costs related to non-vested options						$ 513,327	$ 566,675
Unrecognized compensation cost, recognition period						29 months	32 months